Information by segment and main country - Main countries (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Information by segment and main country [Line Items]
Revenue	€ 17,827	€ 17,156	€ 17,313
Netherlands [Member]
Information by segment and main country [Line Items]
Revenue	540	570	404
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and rights arising under insurance contracts	1,746	1,934	1,926
United States of America [Member]
Information by segment and main country [Line Items]
Revenue	7,246	6,420	6,580
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and rights arising under insurance contracts	12,087	12,615	9,080
China [Member]
Information by segment and main country [Line Items]
Revenue	2,193	2,335	2,319
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and rights arising under insurance contracts	290	283	313
Japan [Member]
Information by segment and main country [Line Items]
Revenue	1,077	1,073	1,113
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and rights arising under insurance contracts	436	480	511
Germany [Member]
Information by segment and main country [Line Items]
Revenue	821	839	980
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and rights arising under insurance contracts	323	305	302
United Kingdom of Great Britain and Northern Ireland [Member]
Information by segment and main country [Line Items]
Revenue	463	481	509
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and rights arising under insurance contracts	527	567	545
France [Member]
Information by segment and main country [Line Items]
Revenue	400		383
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and rights arising under insurance contracts	249		111
Other countries [Member]
Information by segment and main country [Line Items]
Revenue	5,085	5,040	5,024
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and rights arising under insurance contracts	744	753	906
Foreign countries [member]
Information by segment and main country [Line Items]
Revenue	17,827	17,156	17,313
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and rights arising under insurance contracts	€ 16,402	16,986	€ 13,694
Italy [Member]
Information by segment and main country [Line Items]
Revenue		397
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and rights arising under insurance contracts		€ 49